Net gains/(losses) on financial instruments classified as available for sale (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Gainslosses On Financial Instruments Classified As Available For Sale Details Text [Abstract]
Net gains/(losses) on financial instruments classified as available for sale - impairment losses	R$ 1,729,039	R$ 2,106,107